DWS Balanced Fund                   DWS Enhanced S&P 500 Index Fund  DWS Large Company Growth Fund
DWS Capital Growth Fund             DWS Global Thematic Fund         DWS RREEF Real Estate Securities Fund
DWS Dreman High Return Equity Fund  DWS Growth & Income Fund
DWS Dreman Small Cap Value Fund     DWS Large Cap Value Fund



Supplement to the currently effective Statements of Additional Information ("SAIs") for the above-listed funds.

The following disclosure is added, as the last sentence in the second paragraph, to the section entitled "Financial Services Firms' Compensation" under "Purchase and Redemption of Shares -- Purchases" in the funds' currently effective SAIs:

Furthermore, DWS Scudder Distributors, Inc. may, from time to time, pay or allow to firms a 0.25% commission on the amount of Class R shares of a Fund sold.






                                                              [DWS SCUDDER LOGO]
                                                             Deutsche Bank Group


               Please retain this supplement for future reference.





June 2, 2006